UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2015

Date of reporting period:	5/31/2015

Item 1.	Schedule of Investments

Prudential National Muni Fund, Inc.

Schedule of Investments

as of May 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.3%
Alabama — 0.1%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.000%		10/01/44	500	$536,715
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.250%		10/01/48	500	544,765

					1,081,480

Arizona — 3.4%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Ser. D	5.500%		01/01/38	2,500	2,690,075
Arizona St. Ctfs. Part. Dept. Admin., Ser. A, AGM	5.250%		10/01/28	2,000	2,245,940
Phoenix Civic Impt. Corp., Jr. Lien, Ser. A	5.000%		07/01/39	5,000	5,568,350
Pima Cnty. Indl. Dev. Auth., Tucson Elec. Pwr.	4.000%		09/01/29	2,000	2,071,460
Salt River Proj. Arizona Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A	5.000%		01/01/39	5,000	5,537,050
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000%		12/01/32	1,910	2,135,953
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000%		12/01/37	3,070	3,420,502

					23,669,330

California — 15.2%
Anaheim Pub. Fin. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Ser. A, AGM	6.000%		09/01/24	5,500	6,514,310
Anaheim Pub. Fin. Auth. Lease Rev., Sub. Pub. Impvts. Proj., Ser. C, AGM	6.000%		09/01/16	6,690	6,955,994
California Cnty. Tob. Secur. Corp., Tob. Conv. Bonds Asset Bk., Ser. B	5.100%		06/01/28	1,250	1,217,675
California Hlth. Facs. Fin. Auth. Rev., Scripps Hlth., Ser. A	5.000%		11/15/36	1,000	1,112,050
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. B, Rfdg.	5.000%		11/15/36	2,000	2,220,300
California Hlth. Facs. Fin. Auth. Rev., Sutter Hlth., Ser. D	5.250%		08/15/31	1,000	1,151,670
California Poll. Ctl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250%		08/01/40	1,250	1,325,875
California St., FGIC, GO, TCRS	4.750%		09/01/23	155	156,741
California St., GO	5.000%		03/01/45	3,000	3,376,950
California St., GO	5.250%		11/01/40	1,250	1,458,450
California St., Infra. & Econ. Dev. Bank, Walt Dis. Fam. Musm.	5.250%		02/01/38	3,000	3,258,840
California St., Univ. Rev., Ser. A	5.000%		11/01/37	1,250	1,375,088
California St., Var. Purp., GO	5.000%		10/01/29	2,000	2,283,900
California St., Var. Purp., GO	5.000%		09/01/41	4,250	4,728,762
California St., Var. Purp., GO	5.000%		10/01/41	1,250	1,392,525
California St., Var. Purp., GO	5.000%		04/01/42	7,000	7,795,410
California St., Var. Purp., GO	5.000%		10/01/44	2,500	2,811,275
California St., Var. Purp., GO	5.250%		04/01/35	1,250	1,430,987
California St., Var. Purp., GO	5.500%		11/01/39	1,000	1,156,130
California St., Var. Purp., GO	6.000%		03/01/33	1,500	1,817,880
California St., Var. Purp., GO	6.000%		04/01/38	3,500	4,109,665
California St., Var. Purp., GO	6.000%		11/01/39	2,000	2,396,960
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth., Rfdg.	5.000%		11/01/40	2,100	2,300,970
California Statewide Cmntys. Dev. Auth. Rev., Sutter Hlth., Ser. A	6.000%		08/15/42	3,000	3,563,760
Folsom Cordova Uni. Sch. Dist., Sch. Facs. Impvt. Dist. No. 2, Ser. A, CABS, GO, NATL	2.480	%(a)	10/01/21	60	51,313
Foothill-De Anza Cmnty. College Dist., Ser. C, GO	5.000%		08/01/40	1,250	1,392,088
Golden St. Tob. Secur. Corp., Rev. Rfdg., Asset-Bkd., Ser. A-1	4.500%		06/01/27	2,070	2,004,650
Golden St. Tob. Secur. Corp., Rev. Rfdg., Enhanced Asset-Bkd., Ser. A	5.000%		06/01/45	3,500	3,825,535

Golden St. Tob. Secur. Corp., Rev. Rfdg., Enhanced Asset-Bkd., Ser. A, AMBAC, CABS (Converted to 4.600% on 6/1/10)	4.600%		06/01/23	2,000	2,161,480
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000%		11/15/35	1,140	1,271,043
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.250%		11/15/19	1,000	1,123,940
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%		11/15/37	1,000	1,178,130
Los Angeles Calif. Dept. Arpts. Rev., Ser. A, AMT	5.000%		05/15/38	2,500	2,758,550
Los Angeles Calif. Dept. of Wtr. & Pwr., Sys., Ser. B	5.000%		07/01/34	2,500	2,835,550
M-S-R Energy Auth., Calif., Ser. A	6.500%		11/01/39	2,000	2,624,720
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	4.330	%(a)	08/01/25	2,000	1,293,880
Port of Oakland Rev., Sr. Lien, Ser. P, Rfdg., AMT	5.000%		05/01/33	1,750	1,919,102
Riverside Cnty. Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250%		11/01/45	1,000	1,112,870
San Diego Cmnty. College Dist., Election 2006, GO	5.000%		08/01/41	1,500	1,671,480
San Diego Cnty. Regl. Arpt. Auth., Ser. B, Sr. AMT	5.000%		07/01/43	2,000	2,164,280
San Francisco City & Cnty. Airports Commission, Second Ser., Ser. A, Rfdg., AMT	5.250%		05/01/33	1,000	1,127,510
San Francisco City & Cnty. Airports Commission, Second Ser., Ser. F, Rfdg., AMT	5.000%		05/01/28	1,635	1,812,447
San Francisco City & Cnty. Airports Commission, Ser. A, Rfdg., AMT	5.000%		05/01/44	2,000	2,156,560
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	5.625%		01/01/29	1,000	1,143,590
University Calif. Rev. Gen., Ser. O (Pre-refunded date 05/15/19)(b)	5.750%		05/15/34	750	882,660
Ventura Cnty. Cmnty. College, Election 2002, Ser. C, GO (Pre-refunded date 08/01/18)(b)	5.500%		08/01/33	2,000	2,278,360
Walnut Energy Ctr. Auth., Rev., Rfdg.	5.000%		01/01/34	800	909,384

					105,611,289

Colorado — 2.5%
Denver City & Cnty. Arpt. Sys. Rev., Ser. A, NATL	5.000%		11/15/25	10,000	10,625,800
Denver City & Cnty. Arpt. Sys. Rev., Ser. A, Rfdg., AMT	5.250%		11/15/22	1,000	1,159,260
Denver City & Cnty. Arpt. Sys. Rev., Ser. B, AMT, NATL	5.000%		11/15/15	2,500	2,554,925
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Ser. HH	5.000%		06/01/27	1,500	1,700,820
University Colo. Enterprise Sys. Rev., Ser. A (Pre-refunded date 06/01/19)(b)	5.375%		06/01/32	1,000	1,158,970

					17,199,775

Connecticut — 0.3%
Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Ser. A, Rfdg.	4.375%		09/01/28	1,000	1,075,970
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375%		07/01/41	1,250	1,381,088

					2,457,058

District of Columbia — 3.7%
Dist. of Columbia, Rev., Brookings Inst. (Pre-refunded date 04/01/19)(b)	5.750%		10/01/39	5,000	5,814,150
Dist. of Columbia, Rev., Gallaudet Univ.	5.500%		04/01/34	600	668,544
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	6.000%		07/01/43	850	984,274
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	6.000%		07/01/48	725	834,062
Dist. of Columbia, Ser. E, BHAC, GO	5.000%		06/01/28	5,000	5,486,850
Dist. of Columbia, Wtr. & Swr. Auth., Pub. Util. Rev., Ser. A	5.500%		10/01/39	2,000	2,240,960
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. A, AMT	5.000%		10/01/31	2,500	2,762,875
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. A, AMT	5.000%		10/01/44	1,000	1,081,290

Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. A, AMT	5.250%	10/01/27	1,000	1,099,960
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. B, AMT	5.000%	10/01/25	3,000	3,409,920
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. C, AMT	5.000%	10/01/27	1,000	1,132,520

				25,515,405

Florida — 9.7%
Bayside Impt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	6.300%	05/01/18	165	165,053
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.250%	10/01/43	1,500	1,636,200
Citizens Ppty. Ins. Corp., High Risk Sr. Sec’d., High Act-A-1, Ser. A-1	6.000%	06/01/16	1,500	1,582,545
Citizens Ppty. Ins. Corp., High Risk Sr. Sec’d., Ser. A-1	5.250%	06/01/17	1,000	1,082,720
Citizens Ppty. Ins. Corp., Sr. Sec’d., Coastal, Ser. A-1	5.000%	06/01/19	1,250	1,403,912
Citizens Ppty. Ins. Corp., Sr. Sec’d., Ser. A-1	5.000%	06/01/22	1,000	1,153,680
Cityplace Cmnty. Dev. Dist. Rev., Rfdg.	5.000%	05/01/26	1,000	1,121,650
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625%	04/01/43	500	557,030
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000%	04/01/42	1,000	1,142,780
Florida St. Brd. Ed. Lottery Rev., Ser. B	5.000%	07/01/23	5,185	5,801,341
Greater Orlando Aviation Auth. Arpt. Facs. Rev., Ser. A, AMT, AGM	5.000%	10/01/23	2,240	2,436,314
Halifax Hosp. Med. Ctr., Rev. Rfdg.	5.000%	06/01/35	1,000	1,079,220
Highlands Cnty. Dev. Dist. Rev., Spl. Assmt.(c)	5.550%	05/01/36	205	150,595
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth., Ser. B (Pre-refunded date 11/15/15)(b)	5.000%	11/15/25	205	209,350
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth./Sunbelt, Rmkt., Ser. B	6.000%	11/15/37	2,440	2,841,941
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth., Unrefunded Bal., Ser. B (Pre-refunded date 11/16/15)(b)	5.000%	11/15/25	1,410	1,440,089
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. A, AGC, AMT	5.500%	10/01/24	2,665	2,995,833
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. B	5.000%	10/01/41	2,500	2,686,100
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. C, AGM, AMT	5.250%	10/01/26	5,000	5,426,950
Miami Dade Cnty. Wtr. & Swr. Sys. Rev., Ser. B, Rfdg., AGM	5.250%	10/01/22	5,000	6,012,200
Mid-Bay Bridge Auth. Rev., Ser. A, Rfdg.	5.000%	10/01/40	1,000	1,071,680
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	5.750%	10/01/43	1,500	1,694,100
Orlando Util. Commn. Sys. Rev., Ser. A	5.250%	10/01/39	5,000	5,588,150
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, AMT, NATL	5.000%	10/01/22	3,065	3,231,951
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, AMT, NATL	5.000%	10/01/23	2,350	2,474,644
Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Group, Rfdg.	5.000%	12/01/31	500	551,270
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc.	5.250%	10/01/34	750	806,543
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc., Ser. A	6.250%	04/01/39	2,500	2,759,000
South Miami Hlth. Facs. Auth. Hosp. Rev., Baptist Hlth. South FL. Grp.	5.000%	08/15/27	3,750	4,057,800
Tampa FL. Hlth. Sys. Rev., Baycare Hlth. Sys., Ser. A	5.000%	11/15/33	3,000	3,356,400
West Palm Beach Cmnty. Redev. Agcy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	5.000%	03/01/35	1,000	1,007,830

				67,524,871

Georgia — 2.5%
Athens Clarke Cnty. Univs., Govt. Wtr. & Swr. Rev. (Pre-refunded date 01/01/19)(b)	5.625%	01/01/33	2,000	2,306,880
Atlanta Arpt. & Marina Rev., Gen., Ser. C, Rfdg.	6.000%	01/01/30	3,250	3,907,442

Atlanta Arpt. Rev., Gen., Ser. B, AMT	5.000%	01/01/30	500	542,780
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorpe Pwr. Vogtle. Proj., Ser. B	5.500%	01/01/33	750	807,023
Forsyth Cnty. Sch. Dist., Dev., GO	6.750%	07/01/16	265	274,087
Fulton Cnty. Sch. Dist., Rfdg., GO	6.375%	05/01/17	750	829,342
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D, AGM	5.500%	07/01/41	1,500	1,633,605
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	5.250%	09/01/39	5,000	5,629,850
Private Colleges & Univs. Auth. Rev., Savannah College of Art & Design	5.000%	04/01/44	1,500	1,611,840

				17,542,849

Guam — 0.1%
Guam Govt. Wtrwks. Auth., Wtr. & Wastewtr. Sys. Rev. (Pre-refunded date 07/01/15)(b)	6.000%	07/01/25	500	502,305

Hawaii — 0.6%
Hawaii Pac. Hlth. Rev., Ser. A, Rfdg.	5.500%	07/01/40	1,000	1,112,160
Hawaii Pac. Hlth. Spl. Purp. Rev., Ser. B	5.750%	07/01/40	500	564,430
Hawaii St. Dept. Budget & Fin., Pac. Hlth. Oblig., Ser. A, Rfdg.	5.500%	07/01/43	2,500	2,823,200

				4,499,790

Idaho — 0.2%
Idaho Hlth. Facs. Auth. Rev., Trinity Hlth. Grp., Ser. B (Pre-refunded date 12/01/18)(b)	6.250%	12/01/33	1,000	1,173,530

Illinois — 10.1%
Chicago Brd. Edu., Dedicated Rev., Ser. F, Rfdg., GO	5.000%	12/01/31	2,500	2,309,350
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. A, NATL	5.250%	01/01/26	6,000	6,161,220
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. B-1, XLCA	5.250%	01/01/34	1,975	1,981,636
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. C	6.500%	01/01/41	1,000	1,203,930
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., Sr. Lien, Ser. B, Rfdg., AMT	5.000%	01/01/32	2,000	2,110,020
Chicago Rfdg., Rmkt., GO	5.000%	01/01/19	750	773,048
Chicago Rfdg. Proj., Ser. A, AGM, GO	5.000%	01/01/29	5,000	5,127,400
Chicago Trans. Auth. Sales Tax Recpts. Rev.	5.250%	12/01/40	1,000	1,052,250
Illinois Fin. Auth. Rev., Advocate Healthcare, Ser. B	5.375%	04/01/44	2,000	2,195,300
Illinois Fin. Auth. Rev., Central DuPage Hlth.	5.250%	11/01/39	2,000	2,223,560
Illinois Fin. Auth. Rev., Central DuPage Hlth., Ser. B	5.500%	11/01/39	1,500	1,719,060
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A	6.000%	08/15/39	1,000	1,146,790
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	6.000%	05/01/28	1,500	1,721,475
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr., Ser. A, Rfdg.	5.000%	11/15/38	1,000	1,096,120
Illinois Fin. Auth. Rev., Univ. of Chicago, Ser. B (Pre-refunded date 07/01/18)(b)	6.250%	07/01/38	5,000	5,751,850
Illinois Fin. Auth. Student Hsg. Rev., Advancement Fund, Ser. B, Rfdg.	5.000%	05/01/30	4,000	4,069,600
Illinois St., GO	5.000%	05/01/39	1,000	1,010,000
Illinois St., GO	5.250%	02/01/29	2,000	2,100,740
Illinois St. Sales Tax Rev., Build Illinois Bonds, Rfdg.	5.000%	06/15/20	2,000	2,296,300
Illinois St. Sales Tax Rev., Rfdg., GO, AGM	5.000%	01/01/23	3,000	3,218,100
Illinois St. Toll Hwy. Auth. Rev., Ser. A	5.000%	01/01/38	3,125	3,406,687
Illinois St. Toll Hwy. Auth. Rev., Ser. B	5.500%	01/01/33	2,000	2,184,200
Illinois St. Toll Hwy. Auth. Rev., Ser. C	5.000%	01/01/39	2,000	2,215,020
Illinois St. Toll Hwy. Auth. Rev., Sr. Priority, Sr. A-1, AGM (Pre-refunded date 07/01/16)(b)	5.000%	01/01/24	5,000	5,242,900

Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, CABS, NATL	4.750	%(a)	12/15/34	10,000	3,995,100
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, CABS, NATL	4.930	%(a)	06/15/37	7,500	2,563,275
Railsplitter Tob. Settlement Auth. Rev., Ser. 2010	6.000%		06/01/28	1,250	1,475,687

					70,350,618

Indiana — 0.5%
Indiana St. Fin. Auth. Rev., I-69 Dev. Partners LLC, AMT	5.250%		09/01/34	500	549,135
Indiana St. Fin. Auth. Rev., I-69 Dev. Partners LLC, AMT	5.250%		09/01/40	750	807,443
Indiana St. Fin. Auth. Var. Duke Energy Indl., Ser. B	6.000%		08/01/39	1,000	1,157,980
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtr. Wks. Proj., Ser. A	5.750%		01/01/38	1,000	1,137,410

					3,651,968

Kansas — 0.2%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	5.750%		11/15/38	1,000	1,145,470

Kentucky — 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A	6.375%		06/01/40	3,500	3,969,385
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co. Proj., Ser. A	6.250%		06/01/39	500	567,385
Owen Cnty. Wtrwks. Sys. Rev., Var. Amer. Wtr. Co., Ser. B	5.625%		09/01/39	540	589,210

					5,125,980

Louisiana — 1.4%
Louisiana Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish, Ser. A	5.375%		04/01/31	1,000	1,115,270
Louisiana Pub. Facs. Auth. Hosp. Rev., Ser. A, Rfdg.	5.000%		07/01/39	2,000	2,178,500
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries (Pre-refunded 07/01/19)(b)	6.750%		07/01/39	1,000	1,208,330
Louisiana St. Citizens Pty. Inc., Corp. Assmt. Rev., Rmkt., Ser. C-2, AGC	6.750%		06/01/26	2,000	2,305,860
Louisiana St. Hwy. Impt. Rev., Ser. A	5.000%		06/15/34	1,250	1,423,363
St. Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000%		12/01/40	1,500	1,635,510

					9,866,833

Maryland — 0.4%
Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth. Rev., Ser. A	5.000%		07/01/40	2,000	2,165,180
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth.	6.000%		07/01/41	400	462,464

					2,627,644

Massachusetts — 3.8%
Massachusetts Bay Trans. Auth. Rev., Assmt., Ser. A	5.250%		07/01/34	2,000	2,228,440
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Ser. B, NATL	5.500%		07/01/27	1,325	1,685,837
Massachusetts Edl. Fin. Auth. Rev., Ser. B, AMT	5.500%		01/01/23	585	606,891
Massachusetts St. Cons. Ln., Ser. C, GO, AGM (Pre-refunded date 08/01/17)(b)	5.000%		08/01/19	2,000	2,181,180
Massachusetts St. Dev. Fin. Agcy. Rev., Ser. K-6, Partners Healthcare	5.375%		07/01/41	5,000	5,611,600
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. A	5.500%		11/15/36	3,500	4,001,865

Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Ser. M	5.500%		02/15/28	3,000	3,774,510
Massachusetts St. Port Auth., Ser. A, AMT	5.000%		07/01/42	1,000	1,088,830
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000%		07/01/32	5,000	5,271,150

					26,450,303

Michigan — 1.1%
Michigan St. Bldg. Auth. Rev., Facs. Proj., Ser. I-A, Rfdg.	5.375%		10/15/41	750	859,583
Michigan St. Hosp. Fin. Auth. Rev., McLaren Healthcare (Pre-refunded dated 05/15/18)(b)	5.750%		05/15/38	1,000	1,132,860
Royal Oak Hosp. Fin. Auth. Rev., William Beaumont, Ser. W, Rfdg. (Pre-refunded date 08/01/19)(b)	6.000%		08/01/39	2,000	2,377,180
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. A, Rfdg., AMT	5.000%		12/01/18	1,500	1,663,785
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. D, Rfdg., AMT	5.000%		12/01/28	1,500	1,641,510

					7,674,918

Minnesota — 0.3%
St. Paul Hsg. & Redev. Auth. Rev., Healthpartners Oblig. Grp., Ser. A, Rfdg.	4.000%		07/01/35	2,500	2,462,575

Missouri — 0.6%
Missouri St., Hlth. & Edl. Facs. Auth., Rev., BJC Hlth. Sys.	5.000%		01/01/44	3,500	3,913,980

Nevada — 0.5%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Ser. A	5.125%		07/01/34	3,000	3,343,470

New Jersey — 5.2%
Camden Cnty. Impvt. Auth., Cooper Hlth. Sys. Oblig. Group	5.750%		02/15/42	1,500	1,697,040
Cape May Cnty. Indl. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co. Ser. A, Rfdg., NATL	6.800%		03/01/21	2,615	3,146,106
Clearview Reg. High Sch. Dist., GO, NATL	5.375%		08/01/15	295	296,847
New Jersey Edl. Facs. Auth. Rev., Montclair St. Univ., Ser. A, Rfdg.	5.000%		07/01/44	2,500	2,785,600
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	6.000%		07/01/41	500	593,600
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Univ. Hosp.	5.500%		07/01/43	1,000	1,142,830
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., AGC	5.500%		07/01/38	2,000	2,217,000
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., Rfdg.	5.000%		07/01/29	1,000	1,123,830
New Jersey Inst. of Tech., Rev., Ser. A	5.000%		07/01/45	2,500	2,764,825
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Ser. B, AMBAC, CABS	5.150	%(f)	01/01/35	3,000	3,166,380
New Jersey St. Tpke. Auth., Tpke. Rev., Ser. A	5.000%		01/01/43	3,000	3,272,400
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.500%		12/15/23	3,000	3,323,610
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.875%		12/15/38	3,000	3,334,890
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. B	5.500%		06/15/31	1,000	1,061,620
Tob. Settlement Fin. Corp. Rev., Asset Bkd., Ser. 1A, Rfdg.	4.500%		06/01/23	3,160	3,164,203
Tob. Settlement Fin. Corp. Rev., Asset Bkd., Ser. 1A, Rfdg.	4.625%		06/01/26	3,000	2,890,890

					35,981,671

New York — 8.0%
Brooklyn Arena Loc. Dev. Corp., Barclays Ctr. Proj.	6.375%	07/15/43	750	876,810
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A	6.000%	05/01/33	1,000	1,159,040
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A, BHAC	5.500%	05/01/33	2,000	2,300,040
Metropolitan Trans. Auth. Rev., Ser. 2008C	6.500%	11/15/28	2,500	2,945,125
Metropolitan Trans. Auth. Rev., Ser. D	5.250%	11/15/40	2,000	2,213,000
Monroe Cnty. Indl. Dev. Agcy. Civic Fac. Rev., Highland Hosp. Rochester, Rfdg.	5.000%	08/01/22	2,000	2,013,820
New York City, Ser. E, GO	5.000%	08/01/17	6,000	6,524,700
New York City, Ser. I-1, GO	5.250%	04/01/28	2,000	2,272,920
New York City Indl. Dev. Agcy. Spl. Facs. Rev., Terminal One Group Assn. Proj., AMT	5.500%	01/01/24	1,500	1,541,595
New York City Mun. Wtr. Fin. Auth., Rev., Wtr. & Swr., Fiscal 2009, Ser. A	5.750%	06/15/40	1,000	1,133,400
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	5.250%	01/15/39	1,500	1,670,700
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Sub. Ser. S-1A	5.250%	07/15/37	3,000	3,394,890
New York City Trans. Fin. Auth. Future Tax Rev., Future Tax Sec’d. Sub. Fiscal, Ser. E-1	5.000%	02/01/41	2,000	2,249,360
New York City Trans. Fin. Auth. Future Tax Rev., Future Tax Sec’d. Sub., Ser. D-1	5.000%	11/01/38	3,000	3,355,500
New York Liberty Dev. Corp., 4 World Trade Center Proj., Rfdg.	5.750%	11/15/51	1,750	2,018,520
New York St. Dorm. Auth. Rev., Mount Sinai Sch. of Medicine, Ser. A	5.000%	07/01/21	1,685	1,922,736
New York St. Dorm. Auth. Rev., New School, Ser. A, Rfdg.	5.000%	07/01/45	1,000	1,108,600
New York St. Dorm. Auth. Rev., NYU Hosp. Ctr., Rfdg.	5.000%	07/01/34	3,000	3,318,120
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250%	07/01/20	2,100	2,435,265
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250%	07/01/21	2,000	2,342,120
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Ser. B	5.500%	10/15/23	3,750	4,670,925
Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000%	12/01/20	500	569,435
Suffolk Cnty. Indl. Dev. Agy. Rev., Keyspan-Port Jefferson, AMT	5.250%	06/01/27	1,000	1,004,230
Utility Debt Sec. Auth. Rev., Ser. TE	5.000%	12/15/41	2,585	2,932,476

				55,973,327

North Carolina — 1.1%
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Rfdg., AMBAC	6.000%	01/01/18	1,000	1,121,440
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, ETM(b)	6.400%	01/01/21	790	909,795
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, ETM(b)	6.500%	01/01/18	2,635	3,008,090
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, NATL, Unrefunded Bal.	6.500%	01/01/18	1,005	1,140,635
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A (Pre-refunded date 01/01/22)(b)	6.000%	01/01/26	650	820,274
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. C, AGC	6.000%	01/01/19	355	382,090

				7,382,324

North Dakota — 0.2%
McLean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Ser. A	4.875%		07/01/26	1,000	1,089,100

Ohio — 3.6%
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Ser. A-2	5.125%		06/01/24	3,690	3,102,367
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Ser. A-2	5.875%		06/01/30	3,500	2,942,870
Franklin Cnty. Hosp. Facs. Rev., Nationwide Children’s Hosp. Proj.	4.000%		11/01/45	2,000	1,945,000
Franklin Cnty. Hosp. Facs. Rev., Ohio Hlth. Corp., Ser. A	5.000%		11/15/41	2,000	2,204,920
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%		06/01/20	400	454,540
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%		06/01/42	1,250	1,326,500
Hancock Cnty. Hosp. Rev., Blanchard Valley Regl. Hlth. Ctr., Rfdg.	6.250%		12/01/34	400	468,084
Hilliard Sch. Dist. Sch. Impvt., CABS, GO, NATL	1.710	%(a)	12/01/19	1,720	1,593,322
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.000%		11/15/41	750	898,785
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.500%		11/15/37	875	1,080,852
Middleburg Heights Hosp. Rev. Facs., Southwest Gen., Rfdg.	5.250%		08/01/41	800	851,920
Ohio St. Air Quality Dev. Auth. Rev., Poll Ctl. FirstEnergy, Ser. C, Rfdg.	5.625%		06/01/18	500	551,630
Ohio St. Higher Ed. Facs., Commn., Case Western Resv. Univ., Ser. B	6.500%		10/01/20	750	843,563
Ohio St. Higher Ed. Facs., Commn., Cleveland Clinic Hlth. Sys., Ser. A-1	5.000%		01/01/42	2,000	2,195,560
Ohio St. Wtr. Dev. Auth. Rev., FirstEnergy Nuclear Gen., Ser. B, Rfdg. (Mandatory put date 06/03/19)	4.000%		12/01/33	1,250	1,319,400
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. FirstEnergy, Ser. A, Rfdg. (Mandatory put date 06/01/16)	5.875%		06/01/33	500	522,625
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. Ln. Fd. Wtr. Quality, Ser. A	5.000%		12/01/29	2,150	2,469,404

					24,771,342

Oklahoma — 0.8%
Oklahoma St. Dev. Fin. Auth. Rev., Integris Hlth., Ser. A, Rfdg.	4.000%		08/15/38	2,000	1,964,260
Oklahoma St. Dev. Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg.	5.000%		02/15/42	1,500	1,626,930
Stillwater OK Util. Auth. Rev., Ser. A	5.000%		10/01/39	1,865	2,114,742

					5,705,932

Oregon — 0.6%
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Ser. A (Pre-refunded date 05/15/19)(b)	5.000%		11/15/33	3,500	3,991,925

Pennsylvania — 3.5%
Central Bradford Progress Auth., Guthrie Healthcare Sys.	5.375%		12/01/41	2,700	3,045,816
Geisinger Auth. Hlth. Sys., Ser. A-1	5.125%		06/01/41	2,000	2,198,520
Gen. Auth. of Southcentral PA, Rev., Wellspan Hlth. Oblig. Grp., Ser. A, Rfdg.	5.000%		06/01/44	3,000	3,296,370
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Colver Proj., Ser. F, Rfdg., AMBAC, AMT	4.625%		12/01/18	2,500	2,541,275
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Colver Proj., Ser. F, Rfdg., AMBAC, AMT	5.000%		12/01/15	3,000	3,047,250
Pennsylvania Higher Edl. Fac. Auth. Rev., Thomas Jefferson Univ., Ser. A, Rfdg.	5.000%		09/01/45	3,000	3,283,320
Pennsylvania Tpke. Comm. Rev., Ser. A	5.000%		12/01/38	1,000	1,104,230

Pennsylvania Tpke. Comm. Rev., Ser. A-1, Rfdg.	5.000%		12/01/40	1,500	1,649,970
Philadelphia Arpt. Rev., Ser. A, Rfdg., AMT	5.000%		06/15/27	2,500	2,743,950
Philadelphia, Ser. B, AGC, GO (Pre-refunded date 07/15/16)(b)	7.125%		07/15/38	1,500	1,612,980

					24,523,681

Puerto Rico — 1.6%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	5.750%		07/01/37	1,260	919,813
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	6.000%		07/01/47	1,050	766,500
Puerto Rico Comnwlth., Pub. Impvt., Ser. A, Rfdg., GO	5.500%		07/01/39	2,000	1,444,960
Puerto Rico Elec. Pwr. Auth. Rev., Ser. UU, Rfdg., FGIC, LIBOR	0.884	%(d)	07/01/31	5,000	2,825,000
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs., Ser. P, Rfdg.	6.750%		07/01/36	1,000	713,780
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.375%		08/01/39	1,750	1,078,490
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	6.000%		08/01/42	3,550	2,254,214
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A-1	5.000%		08/01/43	750	442,545
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. C	5.250%		08/01/40	750	530,618

					10,975,920

Rhode Island — 0.4%
Rhode Island Hlth. & Ed. Bldg. Corp. Higher Ed. Facs. Rev., Lifespan Oblig., Ser. A., AGC	7.000%		05/15/39	2,000	2,351,420
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000%		06/01/40	400	418,596

					2,770,016

South Carolina — 1.2%
South Carolina Pub. Svc. Auth. Rev., Ser. A, Rfdg. (Pre-refunded date 01/01/19)(b)	5.500%		01/01/38	200	229,662
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A, Rfdg.	5.125%		12/01/43	2,000	2,211,440
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A, Rfdg.	5.750%		12/01/43	3,000	3,536,340
South Carolina Pub. Svc. Auth. Rev., Unrefunded, Ser. A, Rfdg.	5.500%		01/01/38	2,300	2,584,188

					8,561,630

South Dakota — 0.6%
South Dakota Edl. Enhancement Fdg. Corp. Rev., Tob. Ser. B	5.000%		06/01/27	1,000	1,120,620
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A, Rfdg.	5.000%		07/01/42	1,600	1,727,808
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Sanford Oblig. Grp., Ser. B	5.000%		11/01/44	1,350	1,472,783

					4,321,211

Tennessee — 0.8%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd., Ser. A	5.250%		01/01/45	1,500	1,638,045
Knox Cnty. Tenn. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs., Covenant Hlth. Rev., Rfdg. & Impvt., Ser. A, CABS	5.140	%(a)	01/01/35	1,000	370,200
Memphis Shelby Cnty. Arpt. Auth. Rev., Ser. B, Rfdg., AMT	5.750%		07/01/25	1,000	1,136,200
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%		02/01/22	1,000	1,121,370
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%		02/01/25	1,000	1,132,660

					5,398,475

Texas — 7.7%
Austin Elec. Util. Sys. Rev., Ser. A, Rfdg., AMBAC (Pre-refunded date 11/15/16)(b)	5.000%		11/15/22	4,610	4,909,373
Austin Tex. Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Ser. A	5.125%		11/15/29	2,000	2,282,380
Brazos River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Ser. D, Rfdg.(e)	5.400%		10/01/29	1,000	95,000
Brazos River Auth. Poll. Ctl. Rev., TXU Rmkt., Rfdg., AMT(e)	5.400%		05/01/29	1,500	142,500
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	6.000%		01/01/41	1,000	1,153,000
Central Tex. Turnpike Sys. Trans. Rev., Sub. Ser. C., Rfdg.	5.000%		08/15/42	1,000	1,065,250
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000%		08/15/43	1,000	1,191,970
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch., Rfdg., PSFG	5.000%		08/15/39	1,000	1,115,520
Dallas-Fort Worth Int’l. Arpt. Rev., Ser. E, Rfdg., AMT	5.000%		11/01/35	5,000	5,394,300
Grand Parkway Trans. Corp., First Tier Toll Rev., Ser. A	5.125%		10/01/43	2,000	2,147,820
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Children’s Hosp. Proj.	5.500%		10/01/39	1,500	1,714,920
Harris Cnty. Metro. Trans. Auth. Rev., Ser. A	5.000%		11/01/36	3,000	3,382,380
Houston Arpt. Sys. Rev., Sr. Lien, Ser. A, Rfdg.	5.500%		07/01/39	1,000	1,114,990
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, Rfdg., AMT	5.000%		07/01/25	575	647,588
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, Rfdg., AMT	5.000%		07/01/32	1,000	1,091,450
Houston Arpt. Sys. Rev., Sub. Lien, Ser. B, Rfdg.	5.000%		07/01/32	2,000	2,229,340
Houston Util. Sys. Rev., Comb., 1st Lien, Ser. A, Rfdg., AGC	5.250%		11/15/33	1,510	1,706,708
Lower Colo. Riv. Auth. Tex. Rev., Rfdg., BHAC	5.250%		05/15/28	2,000	2,232,820
Lower Colo. Riv. Auth. Tex. Rev., Rfdg., Unrefunded	5.750%		05/15/28	245	245,074
North Tex. Twy. Auth. Rev., First Tier, Rfdg.	6.000%		01/01/38	1,000	1,166,710
North Tex. Twy. Auth. Rev., First Tier, Ser. A	6.250%		01/01/39	1,500	1,715,205
North Tex. Twy. Auth. Rev., First Tier, Ser. A, Rfdg.	5.750%		01/01/40	1,500	1,647,195
North Tex. Twy. Auth. Rev., Second Tier, Ser. F, Rfdg. (Pre-refunded date 01/01/18)(b)	5.750%		01/01/38	2,500	2,796,575
North Tex. Twy. Auth. Rev., Ser. A, Rfdg.	5.000%		01/01/38	500	545,305
North Tex. Twy. Auth. Rev., Spl. Projs., Ser. A	5.500%		09/01/41	1,000	1,170,190
Sabine River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Ser. B, Rfdg.(e)	6.150%		08/01/22	1,000	95,000
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Sr. Lien, Ser. D	5.625%		12/15/17	1,150	1,230,994
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Var. Sr. Lien, Ser. B	0.881	%(d)	12/15/26	1,500	1,363,815
Texas Private Activity Surface Trans. Corp., Sr. Lien LBJ Infrastructure	7.000%		06/30/40	2,500	3,004,300
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, Ser. 3A & 3B, AMT	6.750%		06/30/43	500	603,840
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, Ser. 3A & 3B, AMT	7.000%		12/31/38	1,500	1,850,460
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A, GO	5.250%		12/01/23	2,500	2,882,025

					53,933,997

Utah — 0.8%
Intermountain Pwr Agcy., Utah Pwr., Supply Rev., Ser. A, Rfdg., ETM, AMBAC(b)	5.000%		07/01/17	5,000	5,437,400

Virginia — 0.9%
Fairfax Cnty. Indl. Dev. Auth. Rev., Healthcare, Inova Hlth. Sys.	5.000%		05/15/40	2,000	2,205,980

Richmond Met. Auth. Expy. Rev., Rfdg., ETM, FGIC, NATL(b)	5.250%	07/15/17	2,440	2,563,928
Richmond Met. Auth. Expy. Rev., Rfdg., Unrefunded Bal., FGIC, NATL	5.250%	07/15/17	1,390	1,447,810

				6,217,718

Washington — 4.0%
Port of Seattle Rev., Intermediate Lien, Rfdg., XLCA	5.000%	02/01/28	3,000	3,085,770
Port of Seattle Rev., Intermediate Lien, Ser. B, Rfdg., AMT	5.000%	09/01/26	1,115	1,257,084
Port of Seattle Rev., Intermediate Lien, Ser. C, Rfdg., AMT	5.000%	02/01/24	2,500	2,847,175
Skagit Cnty. Pub. Hsp. Dist. No. 1 Rev.	5.750%	12/01/35	625	695,194
Skagit Cnty. Pub. Hsp. Dist. No. 1 Rev., Rfdg. & Impvt., Ser. A	5.000%	12/01/37	1,000	1,039,310
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II, NATL (Pre-refunded date 06/01/16)(b)	5.000%	06/01/21	2,665	2,789,082
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II, NATL (Pre-refunded date 06/01/16)(b)	5.000%	06/01/22	2,570	2,689,659
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.000%	07/01/38	2,690	2,905,980
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.500%	07/01/30	1,115	1,259,091
Washington St. Healthcare Facs. Auth. Rev., Providence Healthcare, Ser. A, FGIC (Pre-refunded date 10/01/16)(b)	5.000%	10/01/36	85	90,103
Washington St. Healthcare Facs. Auth. Rev., Providence Hlth. & Svcs., Ser. A	5.000%	10/01/39	3,500	3,816,260
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital (Pre-refunded date 10/01/19)(b)	5.625%	10/01/38	1,250	1,473,263
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital, Ser. A	5.000%	10/01/42	2,000	2,177,740
Washington St. Healthcare Facs. Auth. Rev., Swedish Hlth. Svcs., Ser. A (Pre-refunded date 05/15/21)(b)	6.250%	11/15/41	1,500	1,879,650

				28,005,361

Wisconsin — 0.3%
Wisconsin St. Gen. Rev., St. Approp., Ser. A	5.750%	05/01/33	2,000	2,314,040

Wyoming — 0.1%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750%	07/15/39	500	570,775

TOTAL INVESTMENTS — 99.3% (cost $643,105,546)(g)				691,317,286
Other assets in excess of liabilities(h) — 0.7%				5,005,864

NET ASSETS — 100.0%				$696,323,150

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corp.
CABS	Capital Appreciation Bonds

ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guaranty Corp.
PSFG	Permanent School Fund Guaranty
TCRS	Transferable Custodial Receipts
XLCA	XL Capital Assurance

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at May 31, 2015.
(b)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(c)	Represents issuer in default on interest payments and/or principal repayment; the security is income producing.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2015.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Represents step coupon bond. The rate shown reflects the coupon rate after the step date.
(g)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$641,452,940

Appreciation	58,301,817
Depreciation	(8,437,471)

Net Unrealized Appreciation	$49,864,346

The book basis may differ from tax basis due to certain tax-related adjustments.

(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at May 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2015	Unrealized Depreciation(1)(2)
	Short Position:
55	U.S. Long Bonds	Sep. 2015	$8,445,091	$8,559,375	$(114,284)

(1)	Cash of $229,000 has been segregated with JPMorgan Chase to cover requirement for open futures contracts as of May 31, 2015.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$691,317,286	$—
Other Financial Instruments*
Futures Contracts	(114,284)	—	—

Total	$(114,284)	$691,317,286	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as
Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential National Muni Fund, Inc,

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 20, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date July 20, 2015

*	Print the name and title of each signing officer under his or her signature.